Retail Share | ALLIANCEBERNSTEIN HIGH INCOME FUND INC
ALLIANCEBERNSTEIN HIGH INCOME FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total returns from price appreciation and income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 36 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 106 of the Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Share ALLIANCEBERNSTEIN HIGH INCOME FUND INC	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Shareholder Fees Column [Text]		(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	3.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after six years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the third year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Share ALLIANCEBERNSTEIN HIGH INCOME FUND INC	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.49%	0.49%	0.49%	0.49%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	none
Other Expenses: Transfer Agent	0.10%	0.14%	0.11%	0.10%
Other Expenses: Interest Expenses and Related Expenses	0.07%	0.06%	0.06%	0.07%
Total Other Expenses	0.17%	0.20%	0.17%	0.17%
Total Annual Fund Operating Expenses	0.96%	1.69%	1.66%	0.66%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Share ALLIANCEBERNSTEIN HIGH INCOME FUND INC (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	519	472	269	67
After 3 Years	718	633	523	211
After 5 Years	933	918	902	368
After 10 Years	1,553	1,553	1,965	822

You would pay the following expenses if you did not redeem your shares at the end of period:
Expense Example, No Redemption - Retail Share ALLIANCEBERNSTEIN HIGH INCOME FUND INC (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	519	172	169	67
After 3 Years	718	533	523	211
After 5 Years	933	918	902	368
After 10 Years	1,553	1,626	1,965	822

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund pursues income opportunities from government, corporate, emerging market and high-yield sources. It has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Fund's investments may include U.S. and non-U.S. corporate debt securities and sovereign debt securities. The Fund may invest, without limitation, in either U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities.

The Adviser selects securities for purchase or sale based on its assessment of the securities' risk and return characteristics as well as the securities' impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund's other holdings.

The Fund may invest in debt securities with a range of maturities from short- to long-term. Substantially all of the Fund's assets may be invested in lower-rated securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody's or CCC+ or lower by S&P and Fitch) and unrated securities of equivalent investment quality. The Fund also may invest in investment grade securities and unrated securities.

The Fund may invest in mortgage-related and other asset-backed securities, loan participations, inflation-protected securities, structured securities, variable, floating, and inverse floating rate instruments and preferred stock, and may use other investment techniques. The Fund may also make short sales of securities or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures, forwards, or swap agreements.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

. INTEREST RATE RISK: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

. CREDIT RISK: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

. BELOW INVESTMENT GRADE SECURITIES: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

. INFLATION RISK: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

. CURRENCY RISK: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.

. LEVERAGE RISK: To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. the Fund's average annual returns for one, five and ten years.

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 23.96% IN THE 2ND QUARTER, 2009; AND WORST QUARTER WAS DOWN -17.75% IN THE 4TH QUARTER, 2008.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns - Retail Share ALLIANCEBERNSTEIN HIGH INCOME FUND INC		1 YEAR	5 YEARS	10 YEARS	INCEPTION DATE
CLASS A SHARES	[1]	(2.25%)	7.80%	12.60%
CLASS A SHARES Return After Taxes on Distributions	[1]	(4.70%)	4.61%	9.25%
CLASS A SHARES Return After Taxes on Distributions and Sale of Fund Shares	[1]	(1.46%)	4.73%	8.97%
CLASS B SHARES		(1.62%)	7.86%	12.54%
CLASS C SHARES		0.26%	7.85%	12.17%
ADVISOR CLASS SHARES	[2]	2.37%	9.08%	13.43%	Jan. 28, 2008
JPMorgan Emerging Markets Bond Index Global ("EMBI Global") (U.S. Dollar-denominated) (reflects no deduction for fees, expenses, or taxes)		8.46%	8.08%	11.04%
JPMorgan Government Bond Index-Emerging Markets ("GBI-EM") (local currency-denominated) (reflects no deduction for fees, expenses, or taxes)		(6.35%)	5.77%
Barclays Capital High Yield Index (2% Constrained) ("BC High Yield") (reflects no deduction for fees, expenses, or taxes)		4.96%	7.74%	8.96%
Composite Benchmark (equal weighted blend of EMBI Global, GBI-EM and BC High Yield)		2.33%	7.43%
[1]	After-tax Returns: -Are shown for Class A shares only and will vary for Class B and Class C shares because these Classes have higher expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class shares: 1/28/08. Performance information for periods prior to the inception of Advisor Class shares is the performance of the Fund's Class A shares adjusted to reflect the lower expense ratio of Advisor Class shares.